Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Future Rental Payments	The following are minimum future rental payments owed under these agreements:

Year ending December 31:	(in thousands)
2019	$940
2020	830
2021	855
2022	582

Total	$3,207

Schedule of Carrying Value of Operating Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of September 30, 2019:

(in thousands)
Remainder of 2019	$222
2020	861
2021	855
2022	581

Total minimum lease payments	$2,519

Less: imputed interest	(234)

Total lease liability	$2,285